UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21820

Eaton Vance Credit Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	April 30

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Eaton Vance Credit Opportunites Fund	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 140.5% (1)

Principal
Amount*		Borrower/Tranche Description	Value
Aerospace and Defense — 2.5%
		Avio Holding Spa
EUR	700,000	Term Loan, 9.02%, Maturing June 13, 2015	$948,972
		DAE Aviation Holdings, Inc.
117,085		Term Loan, 7.75%, Maturing July 31, 2009	117,012
100,108		Term Loan, 6.99%, Maturing July 31, 2014	99,795
132,225		Term Loan, 7.93%, Maturing July 31, 2014	131,812
		Evergreen International Aviation
664,430		Term Loan, 6.81%, Maturing October 31, 2011	631,208
		Wesco Aircraft Hardware Corp.
1,000,000		Term Loan, 10.58%, Maturing September 29, 2014	977,500
			$2,906,299
Air Transport — 1.0%
		Delta Air Lines, Inc.
273,625		Term Loan, 8.08%, Maturing April 30, 2014	$249,113
		Northwest Airlines, Inc.
990,000		DIP Loan, 5.99%, Maturing August 21, 2008	907,500
			$1,156,613
Automotive — 6.0%
		Adesa, Inc.
995,000		Term Loan, 7.08%, Maturing October 18, 2013	$873,646
		Allison Transmission, Inc.
698,250		Term Loan, 7.43%, Maturing September 30, 2014	614,086
		AxleTech International Holding, Inc.
909,091		Term Loan, 11.23%, Maturing April 21, 2013	895,455
		Chrysler Financial
1,000,000		Term Loan, Maturing August 1, 2014 (2)	900,000
		Dayco Products, LLC
1,000,000		Term Loan, 13.10%, Maturing December 31, 2011	660,000
		Delphi Corp.
500,000		DIP Loan, 7.38%, Maturing July 1, 2008	493,750
		Ford Motor Co.
396,000		Term Loan, 8.00%, Maturing December 15, 2013	347,760
		HLI Operating Co., Inc.
EUR	21,818	Term Loan, 6.94%, Maturing May 30, 2014	31,496
EUR	378,182	Term Loan, 7.59%, Maturing May 30, 2014	540,338
		Keystone Automotive Operations, Inc.
198,000		Term Loan, 7.44%, Maturing January 12, 2012	173,910
		TriMas Corp.
281,250		Term Loan, 5.39%, Maturing August 2, 2011	276,680
1,203,516		Term Loan, 5.49%, Maturing August 2, 2013	1,183,958
			$6,991,079
Beverage and Tobacco — 1.7%
		Culligan International Co.
EUR	1,000,000	Term Loan, 9.32%, Maturing May 31, 2013	$873,554
497,497		Term Loan, 6.43%, Maturing November 24, 2014	404,631
		Liberator Midco Ltd.
GBP	357,992	Term Loan, 13.95%, Maturing October 27, 2016	698,344
			$1,976,529
Building and Development — 7.6%
		Building Materials Corp. of America
1,838,290		Term Loan, 6.69%, Maturing February 22, 2014	$1,491,642
		Hovstone Holdings, LLC
573,525		Term Loan, 5.80%, Maturing February 28, 2009 (4)	509,577

		LNR Property Corp.
	1,000,000	Term Loan, 7.63%, Maturing July 3, 2011	$925,000
		Metroflag BP, LLC
	1,000,000	Term Loan, 13.02%, Maturing July 1, 2008	900,000
		Panolam Industries Holdings, Inc.
	1,350,698	Term Loan, 7.59%, Maturing September 30, 2012	1,181,860
		PLY GEM Industries, Inc.
	430,538	Term Loan, 7.58%, Maturing August 15, 2011	381,456
	13,467	Term Loan, 7.58%, Maturing August 15, 2011	11,931
		Re/Max International, Inc.
	500,000	Term Loan, 12.50%, Maturing December 17, 2012	450,000
		Realogy Corp.
	158,295	Term Loan, 7.76%, Maturing September 1, 2014	133,463
	587,955	Term Loan, 7.51%, Maturing September 1, 2014	495,719
		Shea Capital I, LLC
	997,475	Term Loan, 6.83%, Maturing October 27, 2011	810,448
		TRU 2005 RE Holding Co.
	1,000,000	Term Loan, 7.63%, Maturing December 9, 2008	940,625
		United Subcontractors, Inc.
	1,000,000	Term Loan, 12.21%, Maturing June 27, 2013 (4)	716,600
			$8,948,321
Business Equipment and Services — 7.8%
		Affinion Group, Inc.
	839,744	Term Loan, 7.44%, Maturing October 17, 2012	$787,959
		Allied Security Holdings, LLC
	293,489	Term Loan, Maturing June 30, 2010 (2)	278,814
	954,545	Term Loan, 7.83%, Maturing June 30, 2010	900,579
		Intergroph Corp.
	1,500,000	Term Loan, 11.06%, Maturing November 29, 2014	1,470,000
		Language Line, Inc.
	506,990	Term Loan, 6.52%, Maturing June 11, 2011	489,879
		Mitchell International, Inc.
	1,000,000	Term Loan, 10.13%, Maturing March 28, 2015	890,000
		N.E.W. Holdings I, LLC
	981,955	Term Loan, 7.13%, Maturing May 22, 2014	864,120
		Quantum Corp.
	450,000	Term Loan, 8.33%, Maturing July 12, 2014	436,500
		Quintiles Transnational Corp.
	1,000,000	Term Loan, 8.83%, Maturing March 31, 2014	961,250
		Sabre, Inc.
	1,000,000	Term Loan, 5.24%, Maturing September 30, 2014	822,625
		Sitel (Client Logic)
	243,365	Term Loan, 5.94%, Maturing January 29, 2014	217,203
		TDS Investor Corp.
	444,663	Term Loan, 7.08%, Maturing August 23, 2013	411,244
	89,222	Term Loan, 7.08%, Maturing August 23, 2013	82,516
		West Corp.
	567,827	Term Loan, 5.85%, Maturing October 24, 2013	525,453
			$9,138,142
Cable and Satellite Television — 7.1%
		Atlantic Broadband Finance, LLC
	742,506	Term Loan, 7.08%, Maturing February 10, 2011	$710,331
		Casema
EUR	1,000,000	Term Loan, 8.44%, Maturing May 14, 2016	1,422,857
		Cequel Communications, LLC
	1,209,309	Term Loan, 10.91%, Maturing May 5, 2014	1,040,005
		Charter Communications Operating, Inc.
	1,006,209	Term Loan, 5.26%, Maturing April 28, 2013	880,917
		CW Media Holdings, Inc.
	199,500	Term Loan, 8.08%, Maturing February 15, 2015	193,515
		NTL Investment Holdings, Ltd.
GBP	1,000,000	Term Loan, 8.90%, Maturing March 30, 2013	1,812,394

		ProSiebenSat.1 Media AG
EUR	500,000	Term Loan, 6.77%, Maturing March 2, 2015	581,506
EUR	500,000	Term Loan, 7.02%, Maturing March 2, 2016	585,207
EUR	500,000	Term Loan, 8.10%, Maturing September 2, 2016	534,867
EUR	500,758	Term Loan, 6.86%, Maturing March 2, 2017	531,353
			$8,292,952
Chemicals and Plastics — 7.5%
		AZ Chem US, Inc.
500,000		Term Loan, 10.57%, Maturing February 28, 2014	$408,333
		Brenntag Holding GmbH and Co. KG
2,000,000		Term Loan, 7.79%, Maturing December 23, 2015	1,870,000
		First Chemical Holding
EUR	500,000	Term Loan, 6.75%, Maturing December 18, 2014 (3)	698,460
EUR	500,000	Term Loan, 7.24%, Maturing December 18, 2015 (3)	701,368
		Foamex International, Inc.
750,000		Term Loan, 9.01%, Maturing February 12, 2014	611,250
		INEOS Group
EUR	2,000,000	Term Loan, 8.49%, Maturing December 14, 2012	2,531,403
		Millenium Inorganic Chemicals
1,000,000		Term Loan, 10.48%, Maturing October 31, 2014	777,500
		Momentive Performance Material
297,000		Term Loan, 7.13%, Maturing December 4, 2013	273,717
		Solutia, Inc.
945,138		DIP Loan, 6.49%, Maturing March 31, 2008	933,914
			$8,805,945
Clothing/Textiles — 0.8%
		Hanesbrands, Inc.
1,000,000		Term Loan, 6.99%, Maturing March 5, 2014	$992,083
			$992,083
Conglomerates — 2.4%
		Doncasters (Dunde HoldCo 4 Ltd.)
GBP	500,000	Term Loan, 10.20%, Maturing January 13, 2016	$919,450
		Jarden Corp.
995,000		Term Loan, 7.33%, Maturing January 24, 2012	963,491
		RGIS Holdings, LLC
331,667		Term Loan, 5.76%, Maturing April 30, 2014	290,208
16,583		Term Loan, 5.77%, Maturing April 30, 2014	14,510
		US Investigations Services, Inc.
448,872		Term Loan, 7.91%, Maturing February 21, 2015	418,012
		Vertrue, Inc.
199,500		Term Loan, 7.83%, Maturing August 16, 2014	184,537
			$2,790,208
Containers and Glass Products — 2.2%
		Bluegrass Container Co.
242,424		Term Loan, 8.40%, Maturing December 30, 2013	$241,515
757,576		Term Loan, 8.40%, Maturing December 30, 2013	754,735
		Consolidated Container Co.
1,000,000		Term Loan, 9.58%, Maturing September 28, 2014	591,667
		Kranson Industries, Inc.
692,228		Term Loan, 7.09%, Maturing July 31, 2013	664,539
		Tegrant Holding Corp.
500,000		Term Loan, 10.35%, Maturing March 8, 2015	377,500
			$2,629,956
Cosmetics/Toiletries — 1.0%
		American Safety Razor Co.
1,000,000		Term Loan, 11.69%, Maturing July 31, 2014	$990,000
		KIK Custom Products, Inc.
500,000		Term Loan, 9.84%, Maturing November 30, 2014	235,000
			$1,225,000
Drugs — 1.6%
		Graceway Pharmaceuticals, LLC
1,000,000		Term Loan, 11.33%, Maturing May 3, 2013	$870,000
1,000,000		Term Loan, 13.08%, Maturing November 3, 2013	850,000

		Pharmaceutical Holdings Corp.
	148,500	Term Loan, 6.53%, Maturing January 30, 2012	$144,788
			$1,864,788
Ecological Services and Equipment — 2.0%
		Cory Environmental Holdings
GBP	500,000	Term Loan, 10.05%, Maturing September 30, 2014	$985,924
		Kemble Water Structure Ltd.
GBP	500,000	Term Loan, 10.05%, Maturing October 13, 2013	934,050
		Synagro Technologies, Inc.
500,000		Term Loan, 9.64%, Maturing October 2, 2014	427,500
			$2,347,474
Electronics/Electrical — 5.2%
		Aspect Software, Inc.
	1,000,000	Term Loan, 11.50%, Maturing July 11, 2013	$945,000
		Freescale Semiconductor, Inc.
994,975		Term Loan, 6.38%, Maturing December 1, 2013	847,594
		Infor Enterprise Solutions Holdings
268,826		Term Loan, 7.56%, Maturing July 28, 2012	246,648
653,832		Term Loan, 8.58%, Maturing July 28, 2012	594,987
341,130		Term Loan, 8.58%, Maturing July 28, 2012	310,428
366,667		Term Loan, 11.08%, Maturing March 2, 2014	314,417
633,333		Term Loan, 11.08%, Maturing March 2, 2014	543,083
		Spectrum Brands, Inc.
47,103		Term Loan, 8.60%, Maturing March 30, 2013	43,829
1,429,568		Term Loan, 8.65%, Maturing March 30, 2013	1,330,213
		Vertafore, Inc.
1,000,000		Term Loan, 10.77%, Maturing January 31, 2012	935,000
			$6,111,199
Equipment Leasing — 0.6%
		AWAS Capital, Inc.
	801,302	Term Loan, 10.94%, Maturing March 22, 2013	$725,179
			$725,179
Farming/Agriculture — 1.5%
		BF Bolthouse HoldCo, LLC
	1,000,000	Term Loan, 10.33%, Maturing December 16, 2013	$925,000
		Central Garden & Pet Co.
997,462		Term Loan, 5.67%, Maturing February 28, 2014	870,286
			$1,795,286
Financial Intermediaries — 1.9%
		Citco III, Ltd.
	500,000	Term Loan, 6.97%, Maturing June 30, 2014	$474,375
		E.A. Viner International Co.
999,900		Term Loan, 7.33%, Maturing July 31, 2013	974,903
		Nuveen Investments, Inc.
350,000		Term Loan, 7.29%, Maturing November 2, 2014	339,746
		RJO Holdings Corp. (RJ O’Brien)
498,750		Term Loan, 6.28%, Maturing July 31, 2014	397,753
			$2,186,777
Food Products — 5.9%
		Acosta, Inc.
	985,000	Term Loan, 5.53%, Maturing July 28, 2013	$920,975
		Black Lion Beverages III B.V.
EUR	2,000,000	Term Loan, 8.97%, Maturing January 24, 2016	2,687,289
		Foodvest Limited
GBP	499,957	Term Loan, 10.93%, Maturing September 16, 2015	904,463
		Pinnacle Foods Finance, LLC
995,000		Term Loan, 7.48%, Maturing April 2, 2014	900,475
		Provimi Group SA
EUR	46,773	Term Loan, 6.42%, Maturing June 28, 2015 (3)	60,365
EUR	697,446	Term Loan, 8.46%, Maturing December 28, 2016 (3)	900,116
282,126		Term Loan, 8.57%, Maturing December 28, 2016 (3)	245,920

		Ruby Acquisitions Ltd.
EUR	214,286	Term Loan, 10.08%, Maturing July 5, 2015	$285,544
			$6,905,147
Food Service — 2.6%
		Aramark Corp.
8		Term Loan, 6.71%, Maturing January 26, 2014	$8
		Buffets, Inc.
353,571		DIP Loan, Maturing January 22, 2009 (2)	346,500
		OSI Restaurant Partners, LLC
71,087		Term Loan, 4.88%, Maturing May 9, 2013	60,143
895,697		Term Loan, 7.13%, Maturing May 9, 2014	757,798
		QCE Finance, LLC
1,000,000		Term Loan, 10.58%, Maturing November 5, 2013	866,667
		Selecta
EUR	741,246	Term Loan, 8.77%, Maturing December 28, 2015	962,132
			$2,993,248
Food/Drug Retailers — 1.8%
		General Nutrition Centers, Inc.
248,125		Term Loan, 7.04%, Maturing September 16, 2013	$212,271
		Iceland Foods Group, Ltd.
GBP	505,454	Term Loan, 10.84%, Maturing May 2, 2016	1,004,842
		Roundy’s Supermarkets, Inc.
982,556		Term Loan, 7.91%, Maturing November 3, 2011	946,324
			$2,163,437
Forest Products — 0.3%
		Newpage Corp.
325,000		Term Loan, 8.69%, Maturing December 5, 2014	$316,514
			$316,514
Healthcare — 12.5%
		Biomet, Inc.
623,438		Term Loan, 7.86%, Maturing December 26, 2014	$606,506
		Capio AB
EUR	248,184	Term Loan, 8.30%, Maturing October 24, 2016	355,289
EUR	751,816	Term Loan, 8.30%, Maturing October 24, 2016	1,076,266
		Carestream Health, Inc.
1,000,000		Term Loan, 9.40%, Maturing October 30, 2013	906,667
		CB Diagnostics AB
EUR	518,519	Term Loan, 8.25%, Maturing September 9, 2015	708,220
EUR	481,481	Term Loan, 8.25%, Maturing September 9, 2016	657,633
		Concentra, Inc.
1,000,000		Term Loan, 10.33%, Maturing June 25, 2015	900,000
		Dako EQT Project Delphi
750,000		Term Loan, 8.66%, Maturing December 12, 2016	652,350
		Emdeon Business Services, LLC
1,000,000		Term Loan, 9.83%, Maturing May 16, 2014	962,500
		Fenwal, Inc.
750,000		Term Loan, 10.33%, Maturing August 28, 2014	700,313
		HCA, Inc.
1,559,250		Term Loan, 7.08%, Maturing November 18, 2013	1,444,620
		HealthSouth Corp.
418,750		Term Loan, 6.91%, Maturing March 10, 2013	392,578
		IM US Holdings, LLC
500,000		Term Loan, 9.09%, Maturing June 26, 2015	468,750
		Leiner Health Products, Inc.
1,992,261		Term Loan, 9.65%, Maturing May 27, 2011	1,119,936
		Physiotherapy Associates, Inc.
500,000		Term Loan, 11.41%, Maturing June 27, 2014	470,000
		RadNet Management, Inc.
2,000,000		Term Loan, 12.65%, Maturing November 15, 2013	2,000,000
		ReAble Therapeutics Finance, LLC
380,106		Term Loan, 6.83%, Maturing November 16, 2013	362,051
		Viant Holdings, Inc.
996,247		Term Loan, 7.08%, Maturing June 25, 2014	902,849
			$14,686,528

Home Furnishings — 2.6%
		Hunter Fan Co.
	500,000	Term Loan, 11.63%, Maturing April 16, 2014 (4)	$395,000
		National Bedding Co., LLC
	1,500,000	Term Loan, 8.26%, Maturing August 31, 2012	1,237,500
		Oreck Corp.
	989,796	Term Loan, 7.66%, Maturing February 2, 2012 (4)	574,082
		Simmons Co.
	1,000,000	Term Loan, 10.65%, Maturing February 15, 2012	780,000
			$2,986,582
Industrial Equipment — 4.9%
		Aearo Technologies, Inc.
	1,000,000	Term Loan, 10.33%, Maturing September 24, 2013	$1,000,000
		CEVA Group PLC U.S.
	890,263	Term Loan, 7.24%, Maturing January 4, 2014	868,007
	105,263	Term Loan, 7.83%, Maturing January 4, 2014	102,632
		EPD Holdings (Goodyear Engineering Products)
	1,000,000	Term Loan, 8.99%, Maturing July 13, 2015	890,417
		Generac Acquisition Corp.
	1,000,000	Term Loan, 10.70%, Maturing April 7, 2014	752,143
		John Maneely Co.
	898,560	Term Loan, 7.77%, Maturing December 8, 2013	772,120
		Sequa Corp.
	500,000	Term Loan, 8.08%, Maturing November 30, 2014	477,917
		TFS Acquisition Corp.
	987,500	Term Loan, 8.33%, Maturing August 11, 2013	948,000
			$5,811,236
Insurance — 1.8%
		Alliant Holdings I, Inc.
	224,438	Term Loan, 7.83%, Maturing August 21, 2014	$212,093
		AmWINS Group, Inc.
	500,000	Term Loan, 11.07%, Maturing June 8, 2014	412,500
		CCC Information Services Group, Inc.
	827,037	Term Loan, 7.36%, Maturing February 10, 2013	806,361
		U.S.I. Holdings Corp.
	697,747	Term Loan, 7.58%, Maturing May 4, 2014	647,160
			$2,078,114
Leisure Goods/Activities/Movies — 10.7%
		AMF Bowling Worldwide, Inc.

	1,000,000	Term Loan, 11.81%, Maturing December 8, 2013	$935,000
		Bombardier Recreational Product
	911,392	Term Loan, 6.43%, Maturing June 28, 2013	865,064
		Butterfly Wendel US, Inc.
	250,000	Term Loan, 7.65%, Maturing June 22, 2013	229,583
	250,000	Term Loan, 7.40%, Maturing June 22, 2014	228,333
		Carmike Cinemas, Inc.
	1,964,736	Term Loan, 8.50%, Maturing May 19, 2012	1,837,028
		Deluxe Entertainment Services
	500,000	Term Loan, 10.83%, Maturing November 11, 2013	442,500
		HEI Acquisition, LLC
	2,050,000	Term Loan, 7.31%, Maturing April 13, 2014	2,009,000
		Red Football Ltd.
GBP	1,500,000	Term Loan, 11.00%, Maturing August 16, 2016	2,858,993
		Revolution Studios Distribution Co., LLC
	434,420	Term Loan, 7.03%, Maturing December 21, 2014	419,216
	1,000,000	Term Loan, 10.28%, Maturing June 21, 2015	975,000
		Southwest Sports Group, LLC
	1,000,000	Term Loan, 5.75%, Maturing December 22, 2010	955,000
		Zuffa, LLC
	997,494	Term Loan, 6.94%, Maturing June 20, 2016	822,932
			$12,577,649

Lodging and Casinos — 3.8%
		Bally Technologies, Inc.
	1,865,241	Term Loan, 7.36%, Maturing September 5, 2009	$1,855,333
		Gala Electric Casinos, Ltd.
GBP	951,888	Term Loan, 9.29%, Maturing December 12, 2014	1,736,760
		Herbst Gaming, Inc.
	994,975	Term Loan, 9.49%, Maturing December 2, 2011	915,377
			$4,507,470
Nonferrous Metals/Minerals — 2.7%
		Euramax International, Inc.
	1,000,000	Term Loan, 12.65%, Maturing June 28, 2013	$748,000
		Magnum Coal Co.
	893,182	Term Loan, 6.50%, Maturing March 15, 2013	777,068
	90,909	Term Loan, 6.53%, Maturing March 15, 2013	79,091
		Murray Energy Corp.
	1,054,240	Term Loan, 17.40%, Maturing August 9, 2011	1,022,612
		Thompson Creek Metals Co.
	555,776	Term Loan, 9.40%, Maturing October 26, 2012	550,218
			$3,176,989
Oil and Gas — 2.9%
		Concho Resources, Inc.
	559,500	Term Loan, 9.23%, Maturing March 27, 2012	$549,709
		Dresser, Inc.
	1,000,000	Term Loan, 11.13%, Maturing May 4, 2015	905,000
		Primary Natural Resources, Inc.
	1,965,000	Term Loan, 6.00%, Maturing July 28, 2010 (4)	1,930,023
			$3,384,732
Publishing — 9.0%
		American Media Operations, Inc.
	1,500,000	Term Loan, 8.25%, Maturing January 31, 2013	$1,410,000
		Hanley-Wood, LLC
	995,000	Term Loan, 6.74%, Maturing March 8, 2014	787,294
		Laureate Education, Inc.
	51,114	Term Loan, 0.00%, Maturing August 17, 2014 (3)	47,792
	344,155	Term Loan, 8.73%, Maturing August 17, 2014	321,785
		Mediannuaire Holding
EUR	500,000	Term Loan, 9.18%, Maturing April 10, 2016	662,939
		Merrill Communications, LLC
	1,000,000	Term Loan, 9.77%, Maturing November 15, 2013	890,000
		Nielsen Finance, LLC
	987,503	Term Loan, 6.96%, Maturing August 9, 2013	915,360
		Philadelphia Newspapers, LLC
	948,919	Term Loan, 7.92%, Maturing June 29, 2013	844,538
		Reader’s Digest Association, Inc. (The)
	744,375	Term Loan, 7.19%, Maturing March 2, 2014	652,879
		Star Tribune Co. (The)
	248,125	Term Loan, 7.08%, Maturing March 5, 2014	163,349
	750,000	Term Loan, 10.83%, Maturing March 5, 2014	333,750
		TL Acquisitions, Inc.
	448,875	Term Loan, 6.20%, Maturing July 5, 2014	405,234
		Tribune Co.
	420,000	Term Loan, 7.40%, Maturing May 17, 2009	393,356
	1,044,750	Term Loan, 7.91%, Maturing May 17, 2014	787,872
		Xsys, Inc.
EUR	1,500,000	Term Loan, 9.11%, Maturing September 27, 2015	2,012,691
			$10628839
Radio and Television — 5.2%
		CMP Susquehanna Corp.
	1,000,000	Term Loan, 6.60%, Maturing May 5, 2011 (3)	$975,000
		Live Nation Worldwide, Inc.
	826,403	Term Loan, 7.58%, Maturing December 21, 2013	801,611

		NEP II, Inc.
	148,874	Term Loan, 7.11%, Maturing February 16, 2014	$140,810
		Tyrol Acquisition 2 SAS
EUR	750,000	Term Loan, 7.44%, Maturing July 19, 2016	936,479
		Univision Communications, Inc.
1,000,000		Term Loan, 5.77%, Maturing March 29, 2009	946,875
55,369		Term Loan, 0.00%, Maturing September 29, 2014 (3)	45,685
1,594,631		Term Loan, 5.49%, Maturing September 29, 2014	1,315,736
		Young Broadcasting, Inc.
997,442		Term Loan, Maturing November 3, 2012 (2)	910,166
			$6,072,362
Retailers (Except Food and Drug) — 1.9%
		Educate, Inc.
	500,000	Term Loan, 10.08%, Maturing June 14, 2014	$465,000
		Orbitz Worldwide, Inc.
269,325		Term Loan, 7.05%, Maturing July 25, 2014	248,452
		Oriental Trading Co., Inc.
750,000		Term Loan, 9.28%, Maturing January 31, 2013	630,000
		Savers, Inc.
451,142		Term Loan, 7.58%, Maturing August 11, 2012	437,608
491,028		Term Loan, 7.58%, Maturing August 11, 2012	476,297
			$2,257,357
Steel — 1.1%
		Niagara Corp.
	1,494,994	Term Loan, 8.27%, Maturing June 29, 2014	$1,315,594
			$1,315,594
Surface Transport — 3.0%
		Gainey Corp.
	500,000	Term Loan, Maturing April 20, 2012 (2)	$348,750
934,488		Term Loan, 10.00%, Maturing April 20, 2012	609,965
		Ozburn-Hessey Holding Co., LLC
978,174		Term Loan, 7.10%, Maturing August 9, 2012	875,466
		Swift Transportation Co., Inc.
500,000		Term Loan, 7.62%, Maturing May 10, 2012	381,667
1,640,698		Term Loan, 8.19%, Maturing May 10, 2014	1,273,080
			$3,488,928
Telecommunications — 3.6%
		Asurion Corp.
	750,000	Term Loan, 11.18%, Maturing January 13, 2013	$681,094
		BCM Luxembourg, Ltd.
EUR	1,000,000	Term Loan, 7.%, Maturing March 31, 2016	1,363,633
		Intelsat Bermuda, Ltd.
250,000		Term Loan, 7.13%, Maturing February 1, 2014	244,896
		IPC Systems, Inc.
1,000,000		Term Loan, 10.09%, Maturing May 31, 2015	777,500
		Palm, Inc.
997,500		Term Loan, 6.78%, Maturing April 24, 2014	730,669
		Trilogy International Partners
500,000		Term Loan, 8.33%, Maturing June 29, 2012	457,500
			$4,255,292
Utilities — 3.9%
		AEI Finance Holding, LLC
	116,022	Revolving Loan, 7.83%, Maturing March 30, 2012	$107,320
865,061		Term Loan, 7.83%, Maturing March 30, 2014	800,181
		Astoria Generating Co.
1,000,000		Term Loan, 8.66%, Maturing August 23, 2013	955,625
		BRSP, LLC
934,302		Term Loan, 7.91%, Maturing July 13, 2009	915,616
		Electricinvest Holding Co.
EUR	297,885	Term Loan, 8.33%, Maturing October 24, 2012	403,559
GBP	300,000	Term Loan, 9.73%, Maturing October 24, 2012	543,718

	LS Power Acquisition Co.
484,087	Term Loan, 8.58%, Maturing November 1, 2014	$478,036
	TXU Texas Competitive Electric Holdings Co., LLC
199,500	Term Loan, 8.40%, Maturing October 10, 2014	183,971
199,500	Term Loan, 8.40%, Maturing October 10, 2014	184,628
		$4,572,654
Total Senior Floating-Rate Interests (identified cost $179,414,689)		$165,062,502

Corporate Bonds & Notes — 28.0%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.1%
	Alion Science and Technologies, Corp.
$60	10.25%, 2/1/15	$47,101
	Bombardier, Inc.
65	8.00%, 11/15/14 (5)	68,250
		$115,351
Automotive — 1.5%
	Altra Industrial Motion, Inc.
$1,050	9.00%, 12/1/11	$1,029,000
	American Axle & Manufacturing, Inc.
60	7.875%, 3/1/17	54,150
	Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
80	8.663%, 12/1/09	80,200
	Tenneco Automotive, Inc., Series B
515	10.25%, 7/15/13	548,475
	Tenneco, Inc.
40	8.125%, 11/15/15 (5)	40,000
		$1,751,825
Broadcast Radio and Television — 0.0%
	Warner Music Group, Sr. Sub. Notes
$60	7.375%, 4/15/14	$47,100
		$47,100
Brokers/Dealers/Investment Houses — 0.2%
	Nuveen Investments, Inc.
$20	5.00%, 9/15/10	$18,100
	Nuveen Investments, Inc., Sr. Notes
230	10.50%, 11/15/15 (5)	224,250
		$242,350
Building and Development — 0.5%
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$155	7.991%, 6/15/12	$156,550
	Interline Brands, Inc., Sr. Sub. Notes
50	8.125%, 6/15/14	49,000
	Nortek, Inc., Sr. Sub. Notes
160	8.50%, 9/1/14	125,600
	NTK Holdings, Inc., Sr. Disc. Notes (0% until 2009)
155	10.75%, 3/1/14	87,575
	Panolam Industries International
175	10.75%, 10/1/13	144,375
		$563,100
Business Equipment and Services — 1.9%
	Aramark Corp., Sr. Notes
$34	8.50%, 2/1/15	$34,000
	Ceridian Corp., Sr. Notes
240	11.25%, 11/15/15 (5)	204,000
	Education Management, LLC, Sr. Notes
80	8.75%, 6/1/14	77,400

	Education Management, LLC, Sr. Sub Notes
$1,190	10.25%, 6/1/16	$1,139,425
	KAR Holdings, Inc., Sr. Notes
15	8.75%, 5/1/14 (5)	13,425
55	8.911%, 5/1/14 (5)	45,925
	MediMedia USA, Inc., Sr. Sub Notes
100	11.375%, 11/15/14 (5)	103,500
	Neff Corp., Sr. Notes
30	10.00%, 6/1/15	14,400
	SunGard Data Systems, Inc.
20	9.125%, 8/15/13	20,400
	Travelport, LLC
220	9.875%, 9/1/14	212,300
45	11.875%, 9/1/16	42,975
	West Corp.
340	9.50%, 10/15/14	317,900
		$2,225,650
Cable and Satellite Television — 0.8%
	Cablevision Systems Corp., Series B
$50	8.00%, 4/15/12	$48,125
	CCH II, LLC/CCH II Capital Co.
150	10.25%, 9/15/10	142,125
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
700	8.75%, 11/15/13	654,500
	Mediacom Broadband Group Corp., LLC, Sr. Notes
90	8.50%, 10/15/15	74,250
		$919,000
Chemicals and Plastics — 0.3%
	INEOS Group Holdings PLC
$110	8.50%, 2/15/16 (5)	$86,350
	Reichhold Industries, Inc., Sr. Notes
225	9.00%, 8/15/14 (5)	222,750
		$309,100
Clothing/Textiles — 1.1%
	Levi Strauss & Co., Sr. Notes
$200	9.75%, 1/15/15	$195,500
40	8.875%, 4/1/16	38,200
	Oxford Industries, Inc., Sr. Notes
1,030	8.875%, 6/1/11	1,011,975
	Perry Ellis International, Inc., Sr. Sub. Notes
85	8.875%, 9/15/13	82,025
		$1,327,700
Conglomerates — 0.2%
	ESCO Corp., Sr. Notes
$65	8.625%, 12/15/13 (5)	$62,400
	ESCO Corp., Sr. Notes, Variable Rate
65	8.866%, 12/15/13 (5)	58,825
	RBS Global & Rexnord Corp.
75	9.50%, 8/1/14	68,062
70	11.75%, 8/1/16	59,850
		$249,137
Containers and Glass Products — 1.1%
	Intertape Polymer US, Inc., Sr. Sub. Notes
$20	8.50%, 8/1/14	$18,375
	Pliant Corp. (PIK)
1,307	11.85%, 6/15/09	1,306,901
		$1,325,276
Cosmetics/Toiletries — 0.3%
	Amscan Holdings, Inc., Sr. Sub. Notes
$225	8.75%, 5/1/14	$201,375
	Revlon Consumer Products Corp., Sr. Sub. Notes
135	8.625%, 2/1/08	135,000
		$336,375

Ecological Services and Equipment — 0.0%
	Waste Services, Inc., Sr. Sub. Notes
$25	9.50%, 4/15/14	$23,375
		$23,375
Electronics/Electrical — 0.4%
	Advanced Micro Devices, Inc., Sr. Notes
$275	7.75%, 11/1/12	$226,187
	Amkor Technologies, Inc., Sr. Notes
90	7.75%, 5/15/13	80,887
	Avago Technologies Finance
65	10.125%, 12/1/13	67,925
45	11.875%, 12/1/15	47,250
	NXP BV/NXP Funding, LLC
7	7.875%, 10/15/14	6,449
		$428,698
Equipment Leasing — 0.0%
	United Rentals North America, Inc.
$15	6.50%, 2/15/12	$13,875
		$13,875
Financial Intermediaries — 0.4%
	E*Trade Financial Corp.
$125	7.875%, 12/1/15	$95,312
	Ford Motor Credit Co., Sr. Notes
30	5.80%, 1/12/09	29,186
10	9.875%, 8/10/11	9,602
	General Motors Acceptance Corp.
30	6.375%, 5/1/08	30,000
112	7.75%, 1/19/10	107,189
210	7.25%, 3/2/11	189,854
	General Motors Acceptance Corp., Variable Rate
75	6.119%, 5/15/09	70,045
		$531,188
Food Products — 0.1%
	Dole Foods Co.
$125	7.25%, 6/15/10	$110,625
	Dole Foods Co., Sr. Notes
70	8.625%, 5/1/09	65,450
		$176,075
Food Service — 0.7%
	El Pollo Loco, Inc.
$55	11.75%, 11/15/13	$52,800
	NPC International, Inc.
960	9.50%, 5/1/14	830,400
		$883,200
Food/Drug Retailers — 0.4%
	General Nutrition Center, Sr. Notes, Variable Rate (PIK)
$155	10.009%, 3/15/14	$127,875
	General Nutrition Center, Sr. Sub. Notes
165	10.75%, 3/15/15	133,650
	Rite Aid Corp.
200	6.125%, 12/15/08 (5)	193,000
80	7.50%, 3/1/17	69,000
		$523,525
Forest Products — 0.4%
	Jefferson Smurfit Corp.
$30	7.50%, 6/1/13	$27,900
	NewPage Corp.
135	10.00%, 5/1/12 (5)	135,000
50	10.00%, 5/1/12	50,000
140	12.00%, 5/1/13	139,300

	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
$175	8.00%, 3/15/17	$163,187
		$515,387
Healthcare — 2.1%
	Advanced Medical Optics, Inc., Sr. Sub. Notes
$35	7.50%, 5/1/17	$29,750
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
15	10.00%, 2/15/15	15,975
	Bausch & Lomb, Inc., Sr. Notes
135	9.875%, 11/1/15 (5)	137,362
	HCA, Inc.
395	8.75%, 9/1/10	397,962
70	7.875%, 2/1/11	69,125
90	9.125%, 11/15/14	93,712
145	9.25%, 11/15/16	152,431
	MultiPlan Merger Corp., Sr. Sub. Notes
1,035	10.375%, 4/15/16 (5)	967,725
	National Mentor Holdings, Inc.
145	11.25%, 7/1/14	150,075
	Universal Hospital Service, Inc. (PIK)
25	8.50%, 6/1/15	25,375
	US Oncology, Inc.
30	9.00%, 8/15/12	29,550
335	10.75%, 8/15/14	328,300
	Varietal Distribution Merger, Inc., Sr. Sub. Notes
30	10.25%, 7/15/15 (5)	28,200
		$2,425,542
Insurance — 0.1%
	Alliant Holdings I, Inc.
$70	11.00%, 5/1/15 (5)	$65,800
		$65,800
Leisure Goods/Activities/Movies — 1.5%
	AMC Entertainment, Inc.
$165	11.00%, 2/1/16	$164,175
	Marquee Holdings, Inc., Sr. Disc. Notes
2,085	9.505%, 8/15/14	1,480,350
	Universal City Florida Holdings, Sr. Notes, Variable Rate
100	9.661%, 5/1/10	97,000
		$1,741,525
Lodging and Casinos — 3.1%
	Buffalo Thunder Development Authority
$165	9.375%, 12/15/14 (5)	$138,600
	CCM Merger, Inc.
45	8.00%, 8/1/13 (5)	40,500
	Fontainebleau Las Vegas Casino, LLC
310	10.25%, 6/15/15 (5)	234,050
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
120	11.00%, 11/1/12 (5)	112,200
	Inn of the Mountain Gods, Sr. Notes
45	12.00%, 11/15/10	45,000
	Majestic Star Casino, LLC
35	9.50%, 10/15/10	31,413
	MGM Mirage, Inc.
105	7.50%, 6/1/16	101,325
	Mohegan Tribal Gaming Authority
1,035	6.875%, 2/15/15	931,500
	Park Place Entertainment
180	7.875%, 3/15/10	170,325
	Pinnacle Entertainment Inc., Sr. Sub. Notes
95	7.50%, 6/15/15 (5)	76,000
	Pokagon Gaming Authority, Sr. Notes
60	10.375%, 6/15/14 (5)	62,325
	Seminole Hard Rock Entertainment, Variable Rate
80	7.491%, 3/15/14 (5)	72,400

	Station Casinos, Inc.
$30	7.75%, 8/15/16	$26,588
	Station Casinos, Inc., Sr. Notes
50	6.00%, 4/1/12	43,875
	Trump Entertainment Resorts, Inc.
1,550	8.50%, 6/1/15	1,123,750
	Tunica-Biloxi Gaming Authority, Sr. Notes
160	9.00%, 11/15/15 (5)	160,000
	Turning Stone Resort Casinos, Sr. Notes
40	9.125%, 9/15/14 (5)	39,200
	Waterford Gaming, LLC, Sr. Notes
230	8.625%, 9/15/14 (5)	224,250
		$3,633,301
Nonferrous Metals/Minerals — 0.4%
	Aleris International, Inc., Sr. Notes
$50	9.00%, 12/15/14	$39,250
	Aleris International, Inc., Sr. Sub. Notes
185	10.00%, 12/15/16	130,888
	FMG Finance PTY, Ltd.
225	10.625%, 9/1/16 (5)	256,500
	FMG Finance PTY, Ltd., Variable Rate
90	9.124%, 9/1/11 (5)	91,800
		$518,438
Oil and Gas — 4.7%
	Allis-Chalmers Energy, Inc.
$40	8.50%, 3/1/17	$37,000
	Allis-Chalmers Energy, Inc., Sr. Notes
1,045	9.00%, 1/15/14	997,975
	Cimarex Energy Co., Sr. Notes
55	7.125%, 5/1/17	54,038
	Clayton Williams Energy, Inc.
30	7.75%, 8/1/13	25,950
	Compton Pet Finance Corp.
90	7.625%, 12/1/13	83,700
	Denbury Resources, Inc., Sr. Sub. Notes
25	7.50%, 12/15/15	25,125
	Ocean Rig Norway AS, Sr. Notes
70	8.375%, 7/1/13 (5)	74,550
	OPTI Canada, Inc.
65	7.875%, 12/15/14 (5)	63,375
75	8.25%, 12/15/14 (5)	73,875
	Petrohawk Energy Corp., Sr. Notes
1,320	9.125%, 7/15/13	1,369,500
	Petroplus Finance, Ltd.
1,000	7.00%, 5/1/17 (5)	912,500
	Plains Exploration & Production Co.
115	7.00%, 3/15/17	109,825
	Quicksilver Resources, Inc.
115	7.125%, 4/1/16	112,125
	SemGroup L.P., Sr. Notes
145	8.75%, 11/15/15 (5)	136,300
	SESI, LLC
30	6.875%, 6/1/14	29,100
	Stewart & Stevenson, LLC, Sr. Notes
210	10.00%, 7/15/14	204,750
	United Refining Co., Sr. Notes
1,185	10.50%, 8/15/12	1,202,775
		$5,512,463
Publishing — 1.5%
	Dex Media West/ Finance, Series B
$55	9.875%, 8/15/13	$56,238
	Harland Clarke Holdings
85	9.50%, 5/15/15	65,875

	Idearc, Inc., Sr. Notes
$185	8.00%, 11/15/16	$166,500
	Nielsen Finance, LLC
110	10.00%, 8/1/14	111,650
	R.H. Donnelley Corp.
1,360	8.875%, 10/15/17 (5)	1,159,400
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
270	9.00%, 2/15/17 (5)	209,925
		$1,769,588
Rail Industries — 0.1%
	American Railcar Industry
$80	7.50%, 3/1/14	$72,400
		$72,400
Retailers (Except Food and Drug) — 2.5%
	GameStop Corp.
$155	8.00%, 10/1/12	$161,588
	Michaels Stores, Inc., Sr. Notes
132	10.00%, 11/1/14	118,140
	Michaels Stores, Inc., Sr. Sub. Notes
185	11.375%, 11/1/16	150,775
	Neiman Marcus Group, Inc.
635	9.00%, 10/15/15	638,175
1,140	10.375%, 10/15/15	1,140,000
	Sally Holdings, LLC, Sr. Notes
60	9.25%, 11/15/14	57,000
140	10.50%, 11/15/16	124,950
	Toys “R” Us
185	7.375%, 10/15/18	128,575
	Yankee Acquisition Corp., Series B
277	8.50%, 2/15/15	238,220
210	9.75%, 2/15/17	172,200
		$2,929,623
Steel — 0.2%
	RathGibson, Inc.
$10	11.25%, 2/15/14	$9,900
	Ryerson, Inc., Sr. Notes
20	12.00%, 11/1/15 (5)	18,900
	Ryerson, Inc., Sr. Notes, Variable Rate
15	12.574%, 11/1/14 (5)	13,875
	Steel Dynamics, Inc., Sr. Notes
140	7.375%, 11/1/12 (5)	140,350
		$183,025
Surface Transport — 0.1%
	CEVA Group, PLC
$135	10.00%, 9/1/14 (5)	$128,250
		$128,250
Telecommunications — 0.5%
	Digicel Group, Ltd., Sr. Notes
$40	9.25%, 9/1/12 (5)	$40,750
	Intelsat Bermuda, Ltd.
120	9.25%, 6/15/16	120,300
	Level 3 Financing, Inc., Sr. Notes
100	9.25%, 11/1/14	86,500
150	8.75%, 2/15/17	122,250
	Windstream Corp., Sr. Notes
95	8.125%, 8/1/13	97,850
30	8.625%, 8/1/16	31,200
	Windstream Regatta Holdings, Inc., Sr. Sub. Notes
60	11.00%, 12/1/17 (5)	54,900
		$553,750

Utilities — 0.8%
	AES Corp.
$35	8.00%, 10/15/17	$35,875
	Dynegy Holdings, Inc.
20	7.75%, 6/1/19	18,300
	Edison Mission Energy
65	7.50%, 6/15/13	66,788
	Energy Future Holdings, Sr. Notes
245	10.875%, 11/1/17 (5)	243,775
	NRG Energy, Inc.
50	7.25%, 2/1/14	48,813
165	7.375%, 1/15/17	160,256
	NRG Energy, Inc., Sr. Notes
15	7.375%, 2/1/16	14,531
	Reliant Energy, Inc. Sr. Notes
10	7.625%, 6/15/14	9,800
	Texas Competitive Electric Holdings Co., LLC, Sr. Notes
300	10.25%, 11/1/15 (5)	296,250
		$894,388
Total Corporate Bonds & Notes (identified cost $35,273,450)		$32,935,380

Common Stocks — 0.0%

Shares	Security	Value
Cable and Satellite Television — 0.0%
42	Time Warner Cable, Inc., Class A (6)	$1,056
		$1,056
Total Common Stocks (identified cost $299,250)		$1,056

Preferred Stocks — 0.1%

Shares	Security	Value
180,269	Fontainebleau Resorts LLC (PIK) (7)	$162,585
Total Preferred Stocks (identified cost $180,269)		$162,585

Miscellaneous — 0.0%

Shares	Security	Value
290,298	Adelphia Recovery Trust (6)	$18,689
300,000	Adelphia, Inc. Escrow Certificate (6)	19,875
Total Miscellaneous (identified cost $0)		$38,564

Asset Backed Securities — 1.3%

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Comstock Funding, Ltd., Series 2006-1A, Class D, 9.303%, 5/30/20 (5) (8)	$1,483,916
Total Asset Backed Securities (identified cost $1,440,000)
		$1,483,916

Closed-End Investment Companies — 1.8%

Shares	Security	Value
11,377	BlackRock Floating Rate Income Strategies Fund II	$175,661
19,082	BlackRock Floating Rate Income Strategies Fund, Inc.	298,633
11,127	BlackRock Global Floating Rate Income Trust Fund	176,141
1,560	First Trust/Four Corners Senior Floating Rate Income Fund	23,151
794	First Trust/Four Corners Senior Floating Rate Income Fund II	11,934
8,391	ING Prime Rate Trust	50,933
5,511	LMP Corporate Loan Fund, Inc.	63,652
24,401	Nuveen Floating Rate Income Fund	274,511
4,535	Nuveen Floating Rate Income Opportunity Fund	51,563
11,835	Nuveen Senior Income Fund	84,620

73	PIMCO Floating Rate Income Fund	$1,197
863	PIMCO Floating Rate Strategy Fund	13,031
156	Pioneer Floating Rate Trust	2,484
136,673	Van Kampen Senior Income Trust	919,809
Total Closed-End Investment Companies (identified cost $2,200,864)		$2,147,320
Total Investments — 171.8% (identified cost $218,808,522)		$201,831,323
Less Unfunded Loan Commitments — (1.8)%		$(2,081,934)
Net Investments — 170.0% (identified cost $216,726,588)		$199,749,389
Other Assets, Less Liabilities — (0.8)%		$(911,046)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (69.2)%		$(81,319,517)
Net Assets Applicable to Common Shares— 100.0%		$117,518,826

DIP	––	Debtor in Possession
PIK	––	Payment In Kind
EUR	––	Euro
GBP	––	British Pound

*		In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at thei election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility.  Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after January 31, 2008, at which time the interest rate will be determined.
(3)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, the aggregate value of the securities is $9,215,478 or 7.8% of the Fund’s net assets.

(6)		Non-income producing security.
(7)		Restricted security.
(8)		Adjustable rate security. The rate shown is the rate at January 31, 2008.

A summary of financial instruments at January 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date(s)	Deliver	In Exchange For	Depreciation
2/29/08	British Pound Sterling	United States Dollar
	6,245,261	12,384,478	$(12,527)
2/29/08	Euro	United States Dollar
	16,508,060	24,376,132	(49,478)
			$(62,005)

Purchases

Settlement			Net Unrealized
Date(s)	In Exchange For	Deliver	Depreciation
2/29/08	Euro	United States Dollar
	904,589	1,344,961	$(6,516)
$(6,516)

Interest Rate Floor

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Expiration Date	Market Value	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$10,000	Receive	3-month USD-LIBOR-BBA	4.75%	March 21, 2008	$0	$(1,041)
Lehman Brothers, Inc.	10,000	Receive	3-month USD-LIBOR-BBA	4.75	March 21, 2009	213,575	185,838
Lehman Brothers, Inc.	10,000	Receive	3-month USD-LIBOR-BBA	4.25	March 21, 2010	298,974	260,022
Lehman Brothers, Inc.	10,000	Receive	3-month USD-LIBOR-BBA	4.25	March 21, 2011	397,908	328,372
Lehman Brothers, Inc.	10,000	Receive	3-month USD-LIBOR-BBA	4.00	March 21, 2012	411,731	329,922
						$1,322,188	$1,103,113

At January 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$216,931,251
Gross unrealized appreciation	$947,530
Gross unrealized depreciation	(18,129,392)
Net unrealized depreciation	$(17,181,862)

The net unrealized appreciation on interest rate floors, foreign currency and forward foreign currency exchange contracts at January 31, 2008 on a federal income tax basis was $1,009,357.

Restricted Securities

At January 31, 2008, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Units	Cost	Value
Preferred Stocks
Fontainebleau Resorts LLC (PIK)	6/04/07	180	$180,269	$162,585
Total Restricted Securities			$180,269	$162,585

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Credit Opportunities Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 28, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 28, 2008